Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES I
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000764797_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Growth & Income VIP

Effective on or about May 1, 2012, the above-listed fund will change its name to DWS Core Equity VIP. Consistent with the name change, under normal circumstances the fund intends to invest at least 80% of total assets in equities, mainly common stocks.

DWS Growth & Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000764797_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Growth & Income VIP

Effective on or about May 1, 2012, the above-listed fund will change its name to DWS Core Equity VIP. Consistent with the name change, under normal circumstances the fund intends to invest at least 80% of total assets in equities, mainly common stocks.